JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 93.9%(a)
Alabama — 0.5%
Utility — 0.5%
The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,266

Alaska — 0.3%
Housing — 0.3%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	695	730

Arizona — 2.3%
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	245

Water & Sewer — 2.2%
City of Scottsdale, Water and Sewer Rev., 5.25%, 7/1/2022	2,645	2,923
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,513

		5,436

Total Arizona		5,681

California — 0.4%
Hospital — 0.2%
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	491

Other Revenue — 0.2%
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	545	573

Total California		1,064

Colorado — 1.3%
Certificate of Participation/Lease — 0.4%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034(b)	200	227
COP, 4.00%, 12/1/2035(b)	225	255
COP, 4.00%, 12/1/2036(b)	350	395

		877

Education — 0.8%
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project
Rev., 4.00%, 9/1/2020	450	459
Rev., 5.00%, 9/1/2022	470	516
Colorado School of Mines Series A, Rev., VRDO, (ICE LIBOR USD 1 Month + 0.50%), 1.69%, 1/1/2020(c)	970	973

		1,948

Housing — 0.1%
Colorado Housing and Finance Authority, Single-Family Mortgage Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	300	332

Total Colorado		3,157

Connecticut — 3.9%
Education — 2.0%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series 2010A, Rev., 5.25%, 11/15/2023	1,560	1,619
Series A, Rev., 5.25%, 11/15/2024	1,500	1,559
Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	300
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,530

		5,008

Hospital — 0.1%
Connecticut State Health & Educational Facilities Authority, Yale New Haven Series B, Rev., VRDO, 1.80%, 7/1/2024(d)	225	228

Housing — 1.8%
Connecticut Housing Finance Authority, Home Mortgage Finance Program
Series D-1, Rev., 1.35%, 5/15/2022	175	175
Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,022
Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,222
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	350	369
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,080	1,156
Subseries A-1, Rev., 4.00%, 11/15/2047	380	406

		4,350

Total Connecticut		9,586

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware — 1.1%
Hospital — 1.0%
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,648

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	195	200

Total Delaware		2,848

District of Columbia — 1.2%
Transportation — 0.5%
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,199

Water & Sewer — 0.7%
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,748

Total District of Columbia		2,947

Florida — 9.1%
Certificate of Participation/Lease — 2.8%
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,595
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,666
St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	720

		6,981

Hospital — 1.0%
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,222
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021(e)	1,100	1,181

		2,403

Housing — 0.1%
Florida Housing Finance Corp., Homeowner Mortgage, Special Program
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	145	147
Series B, Rev., GNMA COLL, 4.50%, 1/1/2029	20	20

Industrial Development Revenue/Pollution Control Revenue — 0.4%		167

Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	924

Other Revenue — 0.9%
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,276

Utility — 2.4%
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,890

Water & Sewer — 1.5%
Broward County FL Water & Sewer Utility Revenue Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,770

Total Florida		22,411

Georgia — 1.4%
Hospital — 0.7%
Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029(d)	500	627
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	1,022

		1,649

Housing — 0.7%
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	590	630
Series B, Rev., 4.00%, 12/1/2047	1,085	1,153

		1,783

Total Georgia		3,432

Guam — 0.3%
Water & Sewer — 0.3%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	416
Rev., 5.00%, 7/1/2024	300	341

		757

Total Guam		757

Illinois — 1.5%
Hospital — 0.2%
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	428

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 1.3%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	96	97
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	112	113
City of Peoria, City of Moline and City of Freeport, Collateralized Single Family Mortgage Series A, Rev., GNMA COLL, 7.60%, 4/1/2027	5	5
Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,990	2,184
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	835	881

		3,280

Total Illinois		3,708

Indiana — 3.6%
Hospital — 0.8%
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,967

Housing — 0.1%
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	140	143

Industrial Development Revenue/Pollution Control Revenue — 0.9%
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,239

Other Revenue — 1.3%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,101

Water & Sewer — 0.5%
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,374

Total Indiana		8,824

Iowa — 1.4%
Education — 0.6%
Iowa Student Loan Liquidity Corp. Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	376
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,164

		1,540

Housing — 0.8%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,725	1,817

Total Iowa		3,357

Kentucky — 0.2%
Education — 0.2%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	523

Louisiana — 0.3%
Housing — 0.0%(f)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	23	23

Other Revenue — 0.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	840

Total Louisiana		863

Maine — 0.5%
Housing — 0.3%
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	110	114
Series B, Rev., AMT, 4.00%, 11/15/2043	100	104
Series A, Rev., 4.00%, 11/15/2045	605	638

		856

Other Revenue — 0.2%
City of Portland, Green Bonds Rev., 5.00%, 1/1/2031	370	469

Total Maine		1,325

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maryland — 0.9%
Housing — 0.6%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,250	1,336

Other Revenue — 0.3%
County of Baltimore
Series 2019B, Rev., 3.00%, 9/1/2024	320	334
Series 2019B, Rev., 3.00%, 9/1/2025	475	493

		827

Total Maryland		2,163

Massachusetts — 5.2%
Education — 0.9%
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,055
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,154

		2,209

Housing — 0.2%
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	190	198
Series 183, Rev., 3.50%, 12/1/2046	315	329

		527

Water & Sewer — 4.1%
Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,552
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,911
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,650

		10,113

Total Massachusetts		12,849

Michigan — 1.0%
Education — 0.3%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	698

Housing — 0.3%
Michigan State Housing Development Authority, Single-Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	845	891

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., VRDO, 1.45%, 9/1/2021(d)	570	569
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	380	389

		958

Total Michigan		2,547

Minnesota — 2.4%
General Obligation — 0.0%(f)
State of Minnesota Series A, GO, 5.00%, 10/1/2021(e)	35	37

Hospital — 0.5%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,254

Housing — 1.9%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	160	163
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	127	128
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	51	51
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	220	223
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	5	5
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	80	82

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,082
Rev., 5.25%, 8/1/2025	1,070	1,141
Rev., 5.25%, 8/1/2026	825	879
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	100	102
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	730	776

		4,632

Total Minnesota		5,923

Mississippi — 0.7%
Housing — 0.7%
Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	75	76
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,515	1,654

		1,730

Total Mississippi		1,730

Missouri — 1.1%
Hospital — 0.5%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,259

Housing — 0.6%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,350	1,413

Total Missouri		2,672

Nebraska — 0.8%
Hospital — 0.8%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,170
Rev., 5.00%, 7/1/2031	720	824

		1,994

Total Nebraska		1,994

Nevada — 0.6%
Hospital — 0.6%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	662
Rev., 5.00%, 9/1/2029	620	744

		1,406

Total Nevada		1,406

New Hampshire — 2.2%
Education — 2.2%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,190
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,144

		5,334

Total New Hampshire		5,334

New Jersey — 4.3%
Education — 1.4%
New Jersey Higher Education Student Assistance Authority Series A, Rev., 5.00%, 12/1/2024	1,100	1,288
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,030

		3,318

General Obligation — 1.0%
City of Englewood GO, 2.00%, 3/27/2020	1,000	1,002
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,457

		2,459

Hospital — 1.3%
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,091
Series A, Rev., AGM, 5.00%, 7/1/2023	820	921
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,283

		3,295

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.6%
New Jersey Housing & Mortgage Finance Agency, Oceanport Gardens Series C, Rev., VRDO, 1.58%, 6/1/2020(d)	365	365
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	1,105	1,223

		1,588

Total New Jersey		10,660

New Mexico — 0.5%
Housing — 0.5%
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	1,250	1,369

New York — 5.0%
General Obligation — 0.8%
Johnson City Central School District GO, BAN, 2.00%, 8/7/2020	1,000	1,004
Tioga Central School District GO, BAN, 2.00%, 8/14/2020	1,000	1,004

		2,008

Housing — 1.0%
New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	65	67
New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	1,145	1,202
Series 195, Rev., 4.00%, 10/1/2046	1,120	1,186

		2,455

Transportation — 1.4%
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,108
Port Authority of New York and New Jersey, Consolidated, 194th Series Series 194, Rev., 5.00%, 10/15/2030	2,000	2,393

		3,501

Water & Sewer — 1.8%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,184
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2011B, Rev., 5.00%, 6/15/2028	3,000	3,177

		4,361

Total New York		12,325

North Carolina — 0.5%
Other Revenue — 0.5%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,235

North Dakota — 2.1%
Housing — 1.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series D, Rev., 4.50%, 1/1/2029	70	70
Series F, Rev., AMT, 4.50%, 1/1/2035	110	111
Series 2016D, Rev., 3.50%, 7/1/2046	390	411
Series D, Rev., 4.00%, 7/1/2046	1,185	1,248
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,295	1,386

		3,226

Utility — 0.8%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,033

Total North Dakota		5,259

Ohio — 4.2%
Education — 0.5%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2019B, Rev., 5.00%, 12/1/2031(b)	750	957
University of Akron (The) Series 2019A, Rev., 5.00%, 1/1/2030	310	395

		1,352

General Obligation — 0.7%
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,839

Housing — 0.4%
Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	860	914

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 2.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,425
Series B, Rev., 5.00%, 12/1/2029	1,615	1,945

		5,370

Utility — 0.4%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,009

Total Ohio		10,484

Oklahoma — 0.2%
Housing — 0.2%
Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/1/2038	275	280
Oklahoma Housing Finance Agency Rev., VRDO, 1.60%, 1/1/2022(d)	200	200

		480

Other Revenue — 0.0%(f)
IDK Partners III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 1/0/1900‡	8	8

Total Oklahoma		488

Oneida Tribe of Indians of Wisconsin — 0.4%
Housing — 0.4%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., VRDO, 5.95%, 11/1/2023(d)	980	981

Oregon — 0.2%
Housing — 0.2%
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	385	396

Pennsylvania — 4.1%
Education — 0.1%
Pennsylvania Higher Educational Facilities Authority Rev., 4.00%, 8/15/2034	175	199

Hospital — 0.3%
Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	751

Housing — 0.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,205	1,262
Series 122, Rev., AMT, 4.00%, 10/1/2046	375	400

		1,662

Industrial Development Revenue/Pollution Control Revenue — 3.0%
Chester County Industrial Development Authority
Rev., 4.00%, 12/1/2023(b)	500	555
Rev., 4.00%, 12/1/2024(b)	345	391
Rev., 4.00%, 12/1/2025(b)	250	289
Rev., 4.00%, 12/1/2026(b)	250	293
Rev., 5.00%, 12/1/2027(b)	200	253
Rev., 5.00%, 12/1/2035(b)	175	219
Rev., 5.00%, 12/1/2036(b)	185	231
Rev., 5.00%, 12/1/2037(b)	200	249
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,294
Rev., AGM, 5.00%, 12/1/2026	1,550	1,890
Rev., AGM, 5.00%, 12/1/2027	680	836

		7,500

Total Pennsylvania		10,112

South Carolina — 1.0%
Housing — 0.5%
South Carolina State Housing Finance and Development Authority
Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	10	10
Series A, Rev., 4.00%, 1/1/2047	330	349
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	805	860

		1,219

Other Revenue — 0.5%
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,196

Total South Carolina		2,415

South Dakota — 1.6%
Housing — 1.6%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	1,485	1,574
Series A, Rev., 4.00%, 5/1/2049	2,075	2,265

		3,839

Total South Dakota		3,839

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tennessee — 0.8%
Housing — 0.8%
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	170	177
Rev., 3.50%, 1/1/2048	1,600	1,688

		1,865

Total Tennessee		1,865

Texas — 11.0%
Education — 3.2%
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,541
University of Texas (The), Board of Regents, Financing System Series 2019A, Rev., 5.00%, 8/15/2033	5,000	6,402

		7,943

General Obligation — 4.0%
Boerne School District GO, PSF-GTD, 5.00%, 2/1/2029(b)	1,000	1,281
Clear Creek Independent School District Series B, GO, VRDO, PSF-GTD, 1.35%, 8/15/2022(d)	500	500
Northside Independent School District GO, PSF-GTD, 1.60%, 8/1/2024(d)	350	351
Pasadena Independent School District Series B, GO, VRDO, PSF-GTD, 1.50%, 8/15/2024(d)	750	752
Pflugerville Independent School District Series A, GO, PSF-GTD, 2.25%, 8/15/2022(d)	1,200	1,229
Socorro Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2024	2,000	2,336
State of Texas GO, VRDO, LIQ: FHLB, 1.14%, 12/10/2019(d)	2,945	2,945
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	530

		9,924

Hospital — 0.4%
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	298
Series 2017A, Rev., 5.00%, 10/15/2027	500	593

		891

Housing — 0.7%
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	190	197
Texas State Affordable Housing Corp., Single-Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,250	1,380

		1,577

Transportation — 1.8%
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,145
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,328

		4,473

Water & Sewer — 0.9%
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	836
Texas Water Development Board, State Water Implementation Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,463

		2,299

Total Texas		27,107

Utah — 3.4%
Housing — 2.0%
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,250	1,327
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,626

		4,953

Other Revenue — 0.5%
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,268

Utility — 0.9%
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,064

Total Utah		8,285

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vermont — 2.6%
Education — 2.1%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,111
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,592
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,497

		5,200

Housing — 0.5%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	70	71
Series B, Rev., AMT, 3.75%, 11/1/2045	1,065	1,109

		1,180

Total Vermont		6,380

Washington — 4.5%
Hospital — 0.9%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,248

Housing — 1.1%
Washington State Housing Finance Commission, Single-Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	300	310
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,300	2,411

		2,721

Other Revenue — 2.5%
FYI Properties, State of Washington District Project - Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,055

Total Washington		11,024

Wisconsin — 2.9%
Education — 2.1%
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022	520	563
Series 2017A, Rev., 5.00%, 9/1/2023	550	609
Series 2017A, Rev., 5.00%, 9/1/2024	580	656
Series 2017A, Rev., 5.00%, 9/1/2025	235	271
Series 2017A, Rev., 5.00%, 9/1/2026	385	451
Series 2017A, Rev., 5.00%, 9/1/2027	785	932
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	486
Series C, Rev., 5.00%, 2/15/2028	575	692
Series C, Rev., 5.00%, 2/15/2029	375	448

		5,108

Hospital — 0.8%
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	288
Rev., 5.00%, 7/1/2025	250	296
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,432

		2,016

Total Wisconsin		7,124

Wyoming — 0.4%
Other Revenue — 0.4%
Wyoming Community Development Authority Series 5, Rev., 4.00%, 12/1/2046	935	1,002

TOTAL MUNICIPAL BONDS (Cost $222,056)		231,447

	Shares (000)
SHORT-TERM INVESTMENTS — 8.7%
INVESTMENT COMPANIES — 8.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(g)(h) (Cost $21,340)	21,340	21,340

Total Investments — 102.6% (Cost $243,396)		252,787
Liabilities in Excess of Other Assets — (2.6)%		(6,389)

Net Assets — 100.0%		246,398

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Oklahoma
Housing	$—	$480	$—	$480
Other Revenue	—	—	8	8

Total Oklahoma	—	480	8	488

Other Municipal Bonds	—	230,959	—	230,959

Total Municipal Bonds	—	231,439	8	231,447

Short-Term Investments
Investment Companies	21,340	—	—	21,340

Total Investments in Securities	$21,340	$231,439	$8	$252,787

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$14,034	$63,201	$55,894	$(1)	$—	(c)	$21,340	21,340	$108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.
(c)	Amount rounds to less than one thousand.